Redeemable Noncontrolling Interest and Equity (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 24, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Noncontrolling Interest and Equity [Line Items]
Shares issued
Price per shares (in Dollars per share)			$ 10
Trading days		20 days
Consecutive trading day periods		30 years
Forfeited shares		500,000
Accrued rate		100.00%
Common units rate		87.03%
Distributions rate		10.00%
Class A Common Stock [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Shares issued		5,026,964	5,619,077	0
Convertible shares			1
Price per shares (in Dollars per share)		$ 12	$ 10
Voting discription		one
Class A Common Stock [Member] | Sunergy Renewables LLC [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Shares issued		742,568
Class A Common Stock [Member] | Business Combination Agreement
Redeemable Noncontrolling Interest and Equity [Line Items]
Shares issued		1,026,960
Class V Common Stock [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Voting discription		one
Class V Common Stock [Member] | Investors of Sunergy [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Shares issued		32,230,000
OpCo Preferred Units [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Convertible shares	500,000
Convertible Preferred Stock [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Convertible shares	1,500,000
Voting righs, description		The Class A Convertible Preferred Unitholders have no voting rights and only have certain consent rights. However, as outlined above, the Preferred Units were issued in conjunction with Class V Units, which entitle the holders to voting rights.
Divident rate		10.00%
Optional conversion price (in Dollars per share)		$ 11
Sponsor
Redeemable Noncontrolling Interest and Equity [Line Items]
Price per shares (in Dollars per share)	$ 10
Divident rate		30.00%
Sponsor | Class A Common Stock [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Shares issued		3,257,436
Sponsor PIPE Investment [Member] | Class V Common Stock [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Shares issued		1,500,000
Sponsor PIPE Investment [Member] | Series A Preferred Stock [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Shares issued		1,500,000
Private Placement [Member] | OpCo Preferred Units [Member]
Redeemable Noncontrolling Interest and Equity [Line Items]
Convertible shares		1,500,000
Consideration amount (in Dollars)		$ 15,000,000